Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of components of the provision for income taxes

	For the Six Months Ended June 30, 2024	For the Six Months Ended June 30, 2025	For the Six Months Ended June 30, 2025
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expenses	(35,872)	(2,290,252)	(319,930)
Deferred income tax benefits	(932,125)	-	-
Income tax expenses	(967,997)	(2,290,252)	(319,930)

Schedule of deferred tax assets and liabilities

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
Deferred tax assets:
Net operating loss carry forwards	-	-	-
Allowance for doubtful accounts	55,732	440,346	61,513
Less: valuation allowance	-	-	-
Deferred tax assets, net	55,732	440,346	61,513
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Total deferred tax liabilities, net	-	-	-

Schedule of Taxes payable

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
		(Unaudited)	(Unaudited)
VAT taxes payable	538,657	566,556	79,143
Income taxes payable	5,331,808	7,587,044	1,059,851
Other taxes payable	21,729	3,156	441
Total	5,892,194	8,156,756	1,139,435